Stockholders Deficit (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders Deficit
Schedule of stock incentive plans
	Options	Weighted Average	Potential
	Shares	Exercise Price	Proceeds
Outstanding as of December 31, 2021	3,812,953	$0.26	$982,326
Granted	492,695	1.64	808,020
Forfeitures	(143,581)	(1.00)	(81,668)
Outstanding as of December 31, 2022	4,162,067	0.411	1,708,677
Granted	502,522	1.67	837,087
Exercised	-	-	-
Forfeitures	-	-	-
Outstanding as of December 31, 2023	4,664,589	$0.55	$2,545,765

Schedule information of stock options outstanding and exercisable
						Weighted
						Average
		Weighted			Weighted	Remaining Life
Range of	Number	Average Remaining Life	Weighted Average	Number	Average Exercise Price	In Years - Vested
Exercise Prices	Outstanding	In Years	Exercise Price	Exercisable	Exercisable	and Exercisable
$0.12	2,646,410	4.38	$0.12	2,646,410	$0.12	4.38
0.57	1,022,963	4.47	0.57	1,022,963	0.57	4.47
1.64	945,403	9.08	1.64	386,806	1.64	9.08
1.90	49,813	3.98	1.90	-	1.90	3.98
	4,664,589	5.35	$0.55	4,056,179	$0.38	5.35

Schedule of significant weighted-average assumptions
Assumptions	12/31/2023	12/31/2022
Estimated stock price	1.89	1.64
Exercise price	1.64	1.64
Dividend yield	0%	0%
Expected life	5-10 years	5 years
Expected volatility	39%	70%
Risk free interest rate	0.00%	4.06%